Financing Arrangements (Details) - USD ($)	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017
Financing Arrangements
Long-term debt	$ 268,577,110		$ 320,605,185
Less current portion	(1,774,199)		(6,655,604)
Longterm debt, net of noncurrent deferred financing costs	266,802,911		313,949,581
Deferred financing costs	4,557,025
CIT Bank, N.A. Term Loan
Financing Arrangements
Long-term debt	266,802,911		320,605,185
Deferred financing costs	4,557,025	$ 5,627,508	$ 6,894,816
Note payable - insurance financing
Financing Arrangements
Long-term debt	$ 1,774,199